Investments - Summary of Investments (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Investments	$ 490	$ 524
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	345	400
Investment in Inter Pipeline Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	$ 145	$ 124